DOCUMENT AND ENTITY INFORMATION	12 Months Ended
Dec. 31, 2018
Document And Entity Information [Abstract]
Document type	POS AM
Document period end date	Dec. 31, 2018
Amendment flag	false
Registrant name	Symetra Life Insurance Company
Central index key	0001559495
Entity filer category	Non-accelerated Filer